Annual Total Returns- Janus Henderson International Managed Volatility Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson International Managed Volatility Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.48%)	17.03%	26.44%	(5.75%)	4.64%	(4.25%)	28.76%	(9.11%)	11.40%	9.37%